Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 Customer Merchant Country	Dec. 31, 2021 Merchant Customer	Dec. 31, 2020 Customer
Disclosure Of Operating Segments [Line Items]
Number of countries in which revenues arise from operations | Country	40
Percentage of revenue breakdown by region	10.00%
Number of merchants operated with | Merchant	600	420
Percentage of revenue from top 10 merchants	50.00%	56.00%	64.00%
Number of customers accounted for more than 10% of total revenue on individual level | Customer	0	1	2